CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 4,557	$ 5,681	$ 18,567	$ 12,107
Other comprehensive income (loss):
Unrealized holding (losses) gains on securities available for sale arising during the period, net of benefit (tax) of $426 and ($1,122), respectively	(5,868)	(1,546)	(1,214)	3,478
Reclassification adjustment for losses (gains) on securities available for sale realized in net income, net of benefit (tax) of $47 and ($193), respectively	0	161	133	(549)
Other comprehensive income (loss)	(5,868)	(1,385)	(1,081)	2,929
Comprehensive income	$ (1,311)	$ 4,296	$ 17,486	$ 15,036